Licensed Copyrights, Net - Schedule of Licensed Copyrights, Net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Broadcasting Rights
Finite Lived License Agreements [Line Items]
Finite-Lived License Agreements, Gross	¥ 43,217,278		¥ 41,489,049
Finite-Lived License Agreements, Accumulated Amortization	(35,369,335)		(33,016,890)
Finite-Lived License Agreements, Impairment Amount	(261,256)		(311,375)
Finite-Lived License Agreements, Net	7,586,687	$ 1,099,966	8,160,784
Finite-Lived License Agreements, Gross, Current	8,213,434		8,591,506
Finite-Lived License Agreements, Accumulated Amortization, Current	(7,448,077)		(7,662,016)
Finite-Lived License Agreements, Impairment Amount, Current	(19,299)		(26,748)
Net carrying value, current portion	746,058	108,168	902,742
Gross carrying value, non-current portion	35,003,844		32,897,543
Finite-Lived License Agreements, Accumulated Amortization, Non-current	(27,921,258)		(25,354,874)
Finite-Lived License Agreements, Impairment Amount, Non-current	(241,957)		(284,627)
Net carrying value, non-current portion	6,840,629	991,798	7,258,042
Sublicensing Rights
Finite Lived License Agreements [Line Items]
Finite-Lived License Agreements, Gross	7,399,172		7,072,190
Finite-Lived License Agreements, Accumulated Amortization	(7,399,172)		(7,043,743)
Finite-Lived License Agreements, Impairment Amount	0		0
Finite-Lived License Agreements, Net	0	0	28,447
Finite-Lived License Agreements, Gross, Current	7,399,172		7,072,190
Finite-Lived License Agreements, Accumulated Amortization, Current	(7,399,172)		(7,043,743)
Finite-Lived License Agreements, Impairment Amount, Current			0
Net carrying value, current portion	0	0	28,447
Gross carrying value, non-current portion	0		0
Finite-Lived License Agreements, Accumulated Amortization, Non-current	0		0
Finite-Lived License Agreements, Impairment Amount, Non-current	0		0
Net carrying value, non-current portion	0	0	0
Licensed Copyrights
Finite Lived License Agreements [Line Items]
Finite-Lived License Agreements, Gross	50,616,450		48,561,239
Finite-Lived License Agreements, Accumulated Amortization	(42,768,507)		(40,060,633)
Finite-Lived License Agreements, Impairment Amount	(261,256)		(311,375)
Finite-Lived License Agreements, Net	7,586,687	1,099,966	8,189,231
Finite-Lived License Agreements, Gross, Current	15,612,606		15,663,696
Finite-Lived License Agreements, Accumulated Amortization, Current	(14,847,249)		(14,705,759)
Finite-Lived License Agreements, Impairment Amount, Current	(19,299)		(26,748)
Net carrying value, current portion	746,058	108,168	931,189
Gross carrying value, non-current portion	35,003,844		32,897,543
Finite-Lived License Agreements, Accumulated Amortization, Non-current	(27,921,258)		(25,354,874)
Finite-Lived License Agreements, Impairment Amount, Non-current	(241,957)		(284,627)
Net carrying value, non-current portion	¥ 6,840,629	$ 991,798	¥ 7,258,042